RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Mar. 31, 2018
RELATED PARTY BALANCES AND TRANSACTIONS
Schedule of amounts due from related parties of the Group
	As of March 31,
	2017	2018
Amount due from related parties	$4,538	7,019
Amount due to related parties-current	—	3,692